Goldman Sachs MarketBeta Total International Equity ETF Investment Objectives and Goals - Goldman Sachs MarketBeta Total International Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs MarketBeta® Total International Equity ETF—SummaryTicker: GXUS Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs MarketBeta® Total International Equity ETF (the "Fund") seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS Global Markets ex United States Large & Mid Cap Index (the “Index”).